Document And Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	PepGen Inc.
Entity Central Index Key	0001835597
Entity Emerging Growth Company	true
Entity File Number	001-41374
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3819886
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	(781)
Local Phone Number	797-0979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PEPG
Security Exchange Name	NASDAQ